Stock-Based Compensation	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation
Starting in the first quarter of 2012, the Company granted performance-based restricted stock units ("PBRSUs") and restricted stock units (“RSUs”) to its executive officers, to certain other employees and to some non-employee directors of the Company under its 2010 Equity and Performance Incentive Plan. The RSUs vest on the third anniversary of the grant date. The grant-date fair value of RSUs is determined using the Company’s common stock price on the date of grant and is recognized as stock-based compensation expense on a straight-line basis over the three-year vesting period for the awards that are expected to vest. The PBRSUs vest with respect to between 0% and 150% of the PBRSUs granted to an individual on the basis of the achievement of certain management objectives measured by specified levels of total shareholder return relative to a defined index group over the performance period from January 1, 2012 through December 31, 2014, or upon the occurrence of certain change of control or termination events. The grant-date fair value of PBRSUs is determined using a lattice approach that incorporates a Monte Carlo simulation model. The compensation cost associated with the PBRSUs is recognized straight-line over the performance period for the awards that are expected to vest, even if the market conditions are never satisfied.
From January 1, 2012 through September 30, 2012, the Company issued 46,036 PBRSUs to certain employees, and a total of 235,474 RSUs to certain employees and non-employee directors of the Company.
Some of the RSUs granted to the non-employee directors relate to the grantees' election to convert a portion of their quarterly cash retainer into RSUs. These converted RSUs are fully vested because they relate to services already rendered by the non-employee directors. The same non-employee directors who elected to convert their cash retainer into RSUs, received additional RSUs as matching contributions by the Company equal to 25% of the converted units. The matching RSUs vest on the third anniversary of the grant date.
Also included in the RSUs issued during the first quarter of 2012 were grants related to the election by certain executive officers and other employees of the Company to convert a portion of their 2011 annual cash bonuses into RSUs. These RSUs are fully vested because they relate to services already rendered by the grantees. The conversion of the 2011 annual bonuses into RSUs resulted into an increase in Additional Paid-In Capital of $0.6 million in the first quarter of 2012. The same executive officers and other employees received additional RSUs as matching contribution by the Company equal to 25% of the converted RSUs. The matching RSUs vest on the third anniversary of the grant date.
The following tables summarize the activity related to stock-based awards from January 1, 2012 through September 30, 2012:

PBRSUs	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2012	—	—
Granted	46,036	$30.30
Forfeited	(460)	30.33
Vested	—	—
Unvested at September 30, 2012	45,576	$30.30

RSUs	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2012	78,544	$56.55
Granted	235,474	$24.36
Forfeited	(4,135)	39.26
Vested*	(24,764)	$26.67
Unvested at September 30, 2012	285,119	$32.81

*
Represents deferral and conversion of a portion of fees payable to certain non-employee directors of the Company, and deferral and conversion of a portion of the 2011 annual cash bonuses paid to certain executive officers and other employees of the Company.

RSAs	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2012	48,924	$40.20
Granted	—	—
Forfeited	(601)	$48.87
Vested	—	—
Unvested at September 30, 2012	48,323	$40.09

The following tables summarize the activity related to stock options during the first three quarters of 2012:

	September 30, 2012
Stock Options	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2012	52,819	$48.87
Granted	—	—
Exercised	—	—
Forfeited and expired	—	—
Outstanding at September 30, 2012	52,819	$48.87
Options exercisable at September 30, 2012	17,606	$48.87

The stock-based compensation associated with all equity awards was $1.0 million and $2.9 million for the three and nine months ended September 30, 2012, respectively, and $0.6 million and $4.0 million for the three and nine months ended September 30, 2011, respectively.

(8)	Stock-Based Compensation
Molycorp has stock-based compensation plans for executives, eligible employees and non-employee directors. Stock-based awards issued under these plans include stock options to purchase shares of the Company’s common stock, restricted stock awards (“RSAs”) and restricted stock units (“RSUs”). There are no performance conditions associated with any of the stock-based awards. The expense associated with all awards is measured based on the grant date fair value of each award, and is recognized straight-line over the vesting period associated with each grant, but only for awards that are expected to vest. The total annual compensation cost recognized for all stock-based awards was $4.7 million in 2011, $30.1 million in 2010 and $0.2 million in 2009; the total related income tax benefit recognized was $0.8 million in 2011 and zero in 2010 and 2009. The Company capitalized into inventory $0.1 million of the aggregate stock-based compensation associated with all equity awards in 2011, and zero in 2010 and 2009. The remaining number of shares authorized for awards of equity share options or other equity instruments was 3,930,686 at December 31, 2011. The following sections provide detail information on the stock-based awards Molycorp issued during the three-year period ended December 31, 2011.
Stock Options
Stock options vest in equal installments annually over a three-year period and have a ten-year contractual term from the grant date. The fair value of each stock option award is estimated at the grant date using the Black-Scholes option pricing model and the Company’s common stock price on the date of grant. The significant assumptions used to estimate the fair value of stock option awards using the Black-Scholes model are as follows:

	Year ended December 31,
	2011	2010	2009
Risk-free interest rate	2.21%	n/a	0.6%
Expected term	6.0 years	n/a	0.8 years	*
Volatility	60.1%	n/a	145.5%
Expected dividend yield	none	n/a	none

* The Company issued an option to its Chief Executive Officer on April 10, 2009 for the purchase of 147,474 shares of the Company common stock (giving effect to the Corporate Reorganization and the conversion of Class A common stock into common stock in connection with the IPO). The option vested on the date of grant and had an expected term of P10M months.
The risk-free interest rate used is the yield of a zero-coupon U.S. Treasury bond with a term equal to the expected term of the option.
The expected term of options granted is usually derived from historical option exercise experience and expected post-vesting termination behavior. However, given that Molycorp does not have sufficient historical exercise and post-vesting data, management adopted the simplified method by reference to Staff Accounting Bulletin (“SAB”) Topic 14, Share-Based Payment, whereby the expected term of options granted can be calculated by using an average of the midpoint between when options become exercisable and when they expire.
Expected volatility is generally based on a combination of 1) the historical volatility of an entity’s stock at the grant date for a period equal to the average expected term of the entity’s options, and 2) the volatility implied by the observed current market prices of an entity’s traded options or other convertible securities, if available. Given that Molycorp has been a publicly traded company only since July 29, 2010, management computed volatility assumptions based on a peer group analysis by reference to SAB Topic 14.
The following table summarizes the activity and other information related to stock option awards during each of the three years ended December 31:

	2011		2010		2009
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	*Number of Shares	Weighted Average Exercise Price
Outstanding at beginning of year	—	$—	126,405	$2.37	—	$—
Granted	52,819	$48.87	—	$—	147,474	$2.37
Exercised	—	$—	(126,405)	$2.37	(21,069)	$2.37
Forfeited and expired	—	$—	—	$—	—	$—
Outstanding at end of year	52,819	$48.87	—	$—	126,405	$2.37
Options exercisable at year-end	—	$—	—	$—	126,405	$2.37
Weighted-average fair value of options granted	$27.78		$—		$63.41
Cash received from exercise of options (in millions)	$—		$0.3		$0.1
Total intrinsic value of options exercised (in millions)	$—		$14.3		$2.4

At December 31, 2011, there was $1.2 million of unrecognized compensation cost related to stock options, which is expected to be recognized over a weighted-average period of approximately 2.03 years.

RSAs and RSUs
RSAs and RSUs cliff vest over a period of P3Y years from the grant date. The fair value of RSAs and RSUs is determined using the Company’s stock price on the date of grant and is recognized straight-line over the P3Y-year vesting period for the awards that are expected to vest. The following tables summarize the activity related to RSAs and RSUs in 2011:

RSAs	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2011	37,500	$36.51
Granted	11,717	$52.12
Forfeited	(293)	$48.87
Vested	—	$—
Unvested at December 31, 2011	48,924	$40.20

RSUs	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at January 1, 2011	—	$—
Granted	80,256	$56.43
Forfeited	—	$—
Vested*	(1,712)	$50.69
Unvested at December 31, 2011	78,544	$56.55

* Represents deferral and conversion of all or a portion of fees payable to certain non-employee directors of the Company into RSUs, based on the Company’s common stock price when the fees are due. These RSUs vested immediately because they relate to services already rendered by the non-employee directors.
The total fair value of the RSAs and RSUs granted in 2011 and 2010 was $5.1 million and $1.4 million, respectively. None of these awards were issued prior to November 2010. At December 31, 2011, there was $4.8 million of aggregate unrecognized compensation cost related to the unvested shares of RSAs and RSUs. This cost is expected to be recognized over a weighted-average period of approximately 2.13 years.
Other Stock-Based Awards
Effective November 1, 2009, Molycorp LLC issued 5,880,000 incentive shares to certain employees and independent directors of the Company. At the time of issuance, due to Molycorp Minerals, LLC’s option to repurchase vested shares of terminated participants at a price other than fair value, these incentive shares were classified as liabilities and were valued at zero using the intrinsic value method.
On April 15, 2010, all holders of incentive shares contributed their incentive shares to Molycorp, Inc. in exchange for 3,012,420 shares of Class B common stock of Molycorp, Inc., 1,004,140 shares of which vested immediately with an additional 1,004,140 shares scheduled to vest on September 30, 2010 and the remaining 1,004,140 shares on September 30, 2011. The shares of Class B common stock were non-transferable and the Company had the right to repurchase vested shares upon the termination of employment for any reason.
The shares of Class B common stock automatically converted into shares of common stock, based on a conversion factor, immediately prior to completion of the IPO. On August 3, 2010, Molycorp completed an IPO of common stock at an offering price of $14.00 per share. At that time, the shares of Class B common stock were converted into 2,232,740 shares of common stock, 744,247 of which remained vested and the other 1,488,493 vested over a period of six months following the IPO.
Stock-based compensation associated with these shares was $2.6 million and $28.7 million for the years ended December 31, 2011 and 2010, respectively.